Trade accounts payable and others (Details) - Schedule of taxes payable - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Taxes payable	R$ 16,254	R$ 12,396
Total	30,110	25,770
ISS payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Taxes payable	316	409
Withholding taxes [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Taxes payable	261	394
FETHAB payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Taxes payable	105	553
ICMS rate difference [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Taxes payable	21	6
PIS and COFINS payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Taxes payable	5,108	5,930
IRPJ and CSLL payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Taxes payable	6,095	5,094
Tax on value added - IVA (Paraguay/Bolivia) [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Taxes payable	4,187
Other taxes payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Taxes payable	161	10
PIS and COFINS payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Total	11,165	8,210
IRPJ and CSLL payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Total	9,421	7,134
Tax on value added - IVA (Paraguay/Bolivia) [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Total	R$ 9,524	R$ 10,426